DEVELOPMENT CONTRACT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
DEVELOPMENT CONTRACT
NOTE 3 – DEVELOPMENT CONTRACTS

Department of Energy Awards 1 and 2

In February 2007, the Company was awarded a grant for up to $40 million from the DOE's cellulosic ethanol grant program to develop a solid waste biorefinery project at a landfill in Southern California. During October 2007, the Company finalized Award 1 for a total approved budget of just under $10,000,000 with the DOE. This award is a 60%/40% cost share, whereby 40% of approved costs may be reimbursed by the DOE pursuant to the total $40 million award announced in February 2007.

In October 2009, the Company received from the DOE a one-time reimbursement of approximately $3,841,000. This was primarily related to the Company amending its award to include costs previously incurred in connection with the development of the Lancaster site which have a direct attributable benefit to the Fulton Project.

In December 2009, as a result of the American Recovery and Reinvestment Act, the DOE increased the Award 2 to a total of $81 million for Phase II of its Fulton Project. This brings the DOE’s total award to the Fulton project to approximately $88 million. This includes a renegotiated Phase I funding for development of the biorefinery of approximately $7 million out of the previously announced $10 million total. The Company has completed negotiations with the DOE for Phase II of its DOE Biorefinery project and the funds have been obligated.

The grant generally provides for payment in connection with related development and construction costs involving commercialization of our technologies. Grant award reimbursements are recorded either as contra assets or as revenues depending upon whether the reimbursement is for capitalized costs or expenses paid by the Company.  Contra capitalized cost and revenues from the grant are recognized in the period during which the conditions under the grant have been met and the Company has made payment for the asset or expense.  The Company recognizes unbilled receivables for those costs that have been incurred during a period but not yet paid at period end, and are otherwise reimbursable under the terms of the grant.  Realization of unbilled receivables are dependent on the Company’s ability to meet their obligation for payment to vendors of reimbursable costs.

As of November 7, 2011, the Company has received reimbursements of approximately $9,189,000 under these awards.

In 2009 and 2010, our operations had been financed to a large degree through funding provided by the DOE. We rely on access to this funding as a source of liquidity for capital requirements not satisfied by the cash flow from our operations. If we are unable to access government funding our ability to finance our projects and/or operations and implement our strategy and business plan will be severely hampered. Awards 1 and 2 consist of a total reimbursable amount of approximately $87,560,000, and through November 7, 2011, we have an unreimbursed amount of approximately $78,371,000 available to us under the awards. We cannot guarantee that we will continue to receive grants, loan guarantees, or other funding for our projects from the DOE.

In June 2011, it was determined that the Company had received an overpayment of approximately $354,000 from the cumulative reimbursements of the DOE grants under Award 1 for the period from inception of the award through December 31, 2010. The overpayment is a result of estimates made during the reimbursement process over the course of the award. The DOE and the Company reached a tentative agreement that in combination, as a result of the unused grant award money left in Award 1 of approximately $366,000, the Company had no liability to the DOE as of September 30, 2011 and the Company could proceed towards completion of Award 1. While completion of the award under the above terms has been tentatively agreed to, the method and process in which Award 1 is completed is still in process. Management does not believe it is probable any recourse arising from overpayment will be realized at this time, and ultimate resolution may be delayed until Award 1 is officially closed and a cumulative to date review of project costs and reimbursements can be made, or our contracting officer makes a demand for payment.  Neither of these events has occurred, nor has the DOE withheld payments to the Company on recent reimbursements.

NOTE 3 – DEVELOPMENT CONTRACT

Department of Energy Awards 1 and 2

In February 2007, the Company was awarded a grant for up to $40 million from the U.S. Department of Energy’s (“DOE”) cellulosic ethanol grant program to develop a solid waste biorefinery project at a landfill in Southern California. During October 2007, the Company finalized Award 1 for a total approved budget of just under $10,000,000 with the DOE. This award is a 60%/40% cost share, whereby 40% of approved costs may be reimbursed by the DOE pursuant to the total $40 million award announced in February 2007. In October 2009, the Company received from the DOE a one-time reimbursement of approximately $3,841,000. This was primarily related to the Company amending its award to include costs previously incurred in connection with the development of the Lancaster site which have a direct attributable benefit to the Fulton Project.

In December 2009, as a result of the American Recovery and Reinvestment Act, the DOE increased the Award 2 to a total of $81 million for Phase II of its Fulton Project. This brings the DOE’s total award to the Fulton project to approximately $88 million. This is in addition to a renegotiated Phase I funding for development of the biorefinery of approximately $7 million out of the previously announced $10 million total. The Company is currently in negotiations with the DOE for Phase II of its Fulton Project.